Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Basic and Diluted Earnings Per Share
Basic earnings per share
The basic earnings per share and the weighted average number of common shares outstanding have been calculated as follows:

(in thousands of dollars and number of shares)	2022	2021*
Net income	823,232	754,405
Issued common shares, beginning of period	92,152,893	93,397,985
Effect of stock options exercised	314,112	593,740
Effect of repurchase of own shares	(3,107,423)	(937,480)
Weighted average number of common shares	89,359,582	93,054,245

Earnings per share – basic (in dollars)	9.21	8.11
* Recasted
in fiscal 2022 for adjustments made to
 provisional amounts of UPS Freight prior year’s business combination (see note 5d))
Diluted earnings per share
The diluted earnings per share and the weighted average number of common shares outstanding after adjustment for the effects of all dilutive common shares have been calculated as follows:

(in thousands of dollars and number of shares)	2022	2021	*
Net income	823,232	754,405
Weighted average number of common shares	89,359,582	93,054,245
Dilutive effect:
Stock options and restricted share units	1,898,097	2,281,778
Weighted average number of diluted common shares	91,257,679	95,336,023

Earnings per share - diluted (in dollars)	9.02	7.91
* Recasted
in fiscal 2022 for adjustments made to
 provisional amounts of UPS Freight prior year’s business combination (see note 5d))